Financial and Capital Risk Management and Fair Value Measurement - Summary of changes in level 3 of fair value of hierarchy (Detail) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	£ 1,634
Ending balance	4,123	£ 1,634
Provision for deferred cash consideration [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	1,525
Ending balance	4,123	1,525
Provision for deferred cash consideration [member] | Level 3 of fair value hierarchy [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	1,525	1,654
Issued during the year		0
Settled during the year	0	0
Unwinding of the time value of money recognised as a finance charge	225	157
Change in estimate relating to probabilities (revision to intangible asset, see Note 13)	2,373	(286)
Change in fair value	0	0
Ending balance	4,123	1,525
Provision for contingent consideration [member] | Level 3 of fair value hierarchy [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	0	354
Issued during the year		0
Settled during the year	0	(354)
Unwinding of the time value of money recognised as a finance charge	0	0
Change in estimate relating to probabilities (revision to intangible asset, see Note 13)	0	0
Change in fair value	0	0
Ending balance	0	0
Warrant liability [member] | Level 3 of fair value hierarchy [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	49,930	0
Issued during the year		4,080
Settled during the year	(2,400)	(127)
Unwinding of the time value of money recognised as a finance charge	0	0
Change in estimate relating to probabilities (revision to intangible asset, see Note 13)	0	0
Change in fair value	(39,535)	45,977
Ending balance	£ 7,995	£ 49,930